Significant Accounting Policies - Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2016- 2018 [member] | Mexico [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		15.70%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Guatemala [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		12.20%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Costa Rica [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		5.70%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Panama [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		2.10%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Colombia [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		13.40%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Nicaragua [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		13.10%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Argentina [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		158.40%
Type of Economy		Hyperinflationary
2016- 2018 [member] | Brazil [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		25.00%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Philippines [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		11.90%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Euro Zone [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		2.70%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Chile [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		9.70%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Peru [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		9.30%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Ecuador [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		30.30%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Uruguay [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		25.30%
Type of Economy		Non-hyperinflationary
2015 - 2017 [member] | Mexico [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			12.70%
Type of Economy			Non-hyperinflationary
2015 - 2017 [member] | Guatemala [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			13.50%
Type of Economy			Non-hyperinflationary
2015 - 2017 [member] | Costa Rica [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			2.50%
Type of Economy			Non-hyperinflationary
2015 - 2017 [member] | Panama [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			2.30%
Type of Economy			Non-hyperinflationary
2015 - 2017 [member] | Colombia [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			17.50%
Type of Economy			Non-hyperinflationary
2015 - 2017 [member] | Nicaragua [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			12.30%
Type of Economy			Non-hyperinflationary
2015 - 2017 [member] | Argentina [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			101.50%
Type of Economy			Hyperinflationary
2015 - 2017 [member] | Venezuela [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			30690.00%
Type of Economy			Hyperinflationary
2015 - 2017 [member] | Brazil [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			21.10%
Type of Economy			Non-hyperinflationary
2015 - 2017 [member] | Philippines [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			7.50%
Type of Economy			Non-hyperinflationary
2015 - 2017 [member] | Euro Zone [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			2.70%
Type of Economy			Non-hyperinflationary
2015 - 2017 [member] | Chile [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			9.70%
Type of Economy			Non-hyperinflationary
2015 - 2017 [member] | Peru [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			9.30%
Type of Economy			Non-hyperinflationary
2015 - 2017 [member] | Ecuador [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			30.30%
Type of Economy			Non-hyperinflationary
2017-2019 [member] | Mexico [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	13.20%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Guatemala [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	11.80%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Costa Rica [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	5.80%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Panama [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	0.50%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Colombia [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	11.00%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Nicaragua [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	15.60%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Argentina [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	179.40%
Type of Economy	Hyperinflationary
2017-2019 [member] | Brazil [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	11.10%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Euro Zone [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	3.60%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Chile [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	8.30%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Peru [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	5.20%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Ecuador [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	0.30%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Uruguay [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	22.00%
Type of Economy	Non-hyperinflationary